Related party transactions	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Related party transactions	Related party transactions
The remuneration of directors and other key management personnel of the Company for employment services rendered are as follows (in thousands $):

	For the years ended
	Dec. 31, 2022	Dec. 31, 2021

Fixed salaries and benefits	4,998	3,932
Variable incentive-based compensation	7,913	11,991
Share-based compensation	11,881	738
	24,792	16,661
The DSU plan for independent directors of the Company vests annually over a three-year period and may only be settled in cash upon retirement. DSUs issued in lieu of directors' fees and dividends vest immediately. There were 16,820 DSUs issued during the year (December 31, 2021 - 10,592).